ANNUITY INVESTORS VARIABLE ACCOUNT A

Financial Statements

Year ended December 31, 2020

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and

Contract Holders of Annuity Investors Variable Account A

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account A (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1996

Cincinnati, OH

April 26, 2021

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Government Securities Fund-Series I Shares

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund-Class I

BlackRock Global Allocation V.I. Fund-Class I

BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2020

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	25,705.442	$1,397,077	$1,808,121
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	37,926.125	2,736,939	4,055,441
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	4,317.258	124,723	129,129
Invesco V.I. American Value Fund-Series I Shares	46,083.336	751,102	728,117
Invesco V.I. Core Equity Fund-Series I Shares	5,843.011	197,842	177,803
Invesco V.I. Government Securities Fund-Series I Shares	46,121.980	536,238	555,309
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	60,160.755	828,053	1,159,298
VP Large Company Value Fund-Class I	95,943.319	1,376,943	1,558,120
VP Mid Cap Value Fund-Class I	103,726.386	2,008,420	2,130,540
VP Ultra® Fund-Class I	25,991.588	559,766	714,249
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	258,374.985	3,729,624	3,508,732
BlackRock Global Allocation V.I. Fund-Class I	94,666.006	1,576,238	1,845,040
BlackRock Government Money Market V.I. Fund-Class I	193,520.416	193,520	193,520
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	153,972.255	1,130,714	1,164,030
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	152,911.685	3,311,513	5,608,801
BNY Mellon Stock Index Fund, Inc.-Initial Shares	257,832.363	10,538,595	16,570,886
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	82,285.228	2,958,972	3,887,154
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	147,213.222	5,764,774	6,945,520
Government Money Market Portfolio	107,910.610	107,910	107,911
Growth and Income Portfolio-Initial Shares	64,349.913	1,793,885	2,296,005
Opportunistic Small Cap Portfolio-Initial Shares	68,255.319	2,865,474	3,389,559
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	117,974.340	1,722,446	2,051,574
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	325,155.256	9,647,779	14,170,266
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	98,881.841	6,028,591	9,315,658
Janus Henderson VIT Forty Portfolio-Institutional Shares	121,730.372	4,548,527	6,938,631
Janus Henderson VIT Global Research Portfolio-Institutional Shares	115,698.646	3,916,641	7,360,748
Janus Henderson VIT Overseas Portfolio-Service Shares	83,302.631	2,282,075	3,047,210
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	214,453.450	2,317,832	2,513,394
U.S. Real Estate Portfolio-Class I	99,632.265	1,927,918	1,706,701
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	54,620.038	423,041	437,507
PIMCO Real Return Portfolio-Administrative Class	96,992.357	1,228,382	1,350,134

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	49,361.666	$36.552203	$1,804,278
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	100.258	38.333122	3,843
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	277,800.620	14.463191	4,017,883
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	2,591.444	14.492734	37,558
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares- 1.25% series contract	3,609.866	31.801897	114,801
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 0.95% series contract	429.626	33.351373	14,328
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	26,440.476	27.452438	725,856
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	78.539	28.790147	2,261
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	6,823.307	23.972975	163,575
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	567.629	25.065379	14,228
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	34,101.968	16.208816	552,753
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	17.202439	2,556
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	46,731.083	23.513241	1,098,799
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,521.254	23.995406	60,499
VP Large Company Value Fund-Class I - 1.25% series contract	68,414.246	22.576815	1,544,576
VP Large Company Value Fund-Class I - 0.95% series contract	572.022	23.676986	13,544
VP Mid Cap Value Fund-Class I - 1.25% series contract	60,195.830	34.731828	2,090,711
VP Mid Cap Value Fund-Class I - 0.95% series contract	1,093.473	36.424072	39,829
VP Ultra® Fund-Class I - 1.25% series contract	13,368.365	50.351604	673,119
VP Ultra® Fund-Class I - 0.95% series contract	778.916	52.804462	41,130
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	58,533.019	58.638581	3,432,293
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	1,208.710	63.240239	76,439
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	40,161.790	45.338823	1,820,888
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	493.941	48.896815	24,152
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	159,072.771	1.211862	192,774
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	579.801	1.287503	746
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	31,851.537	35.290077	1,124,043
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	1,051.217	38.038826	39,987
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	78,924.695	69.386552	5,476,313
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,820.723	72.766776	132,488
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	237,058.678	67.129651	15,913,666
BNY Mellon Stock Index Fund, Inc. -Initial Shares - 0.95% series contract	9,077.924	72.397571	657,220
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	67,662.352	51.929310	3,513,659
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	6,668.902	56.005440	373,495
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	93,585.959	69.560898	6,509,924
Appreciation Portfolio-Intial Shares - 0.95% series contract	5,806.475	75.019082	435,596
Government Money Market Portfolio - 1.25% series contract	93,551.312	0.978266	91,518
Government Money Market Portfolio - 0.95% series contract	15,993.955	1.024922	16,393
Growth and Income Portfolio-Intial Shares - 1.25% series contract	52,361.914	42.849691	2,243,692
Growth and Income Portfolio-Intial Shares - 0.95% series contract	1,136.745	46.020012	52,313
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	89,451.119	36.328928	3,249,663
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,585.481	39.017316	139,896
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	47,127.231	42.945707	2,023,912
DWS Small Cap Index VIP-Class A - 0.95% series contract	603.306	45.849925	27,662
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	151,921.571	77.803143	11,819,976
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	28,009.924	83.909198	2,350,290
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	101,875.974	88.815285	9,048,143
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,792.792	95.787508	267,515
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	121,835.144	55.679608	6,783,733
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,605.742	59.444924	154,898
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	131,028.509	50.091614	6,563,430
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	14,758.743	54.023458	797,318
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	137,487.648	22.024969	3,028,161
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	814.905	23.375731	19,049

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

			Fair
	Shares	Cost	Value
Net assets attributable to variable annuity contract holders (Continued) (Note 2):
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	103,454.559	$24.178834	$2,501,410
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	461.493	25.967509	11,984
U.S. Real Estate Portfolio-Class I - 1.25% series contract	33,765.533	49.493357	1,671,170
U.S. Real Estate Portfolio-Class I - 0.95% series contract	668.436	53.155602	35,531
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	19,979.485	21.803079	435,615
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	82.756	22.865287	1,892
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	86,292.253	15.646058	1,350,134

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS

For The Year Ended December 31, 2020

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 3)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	$0	$18,742	$(18,742)	$27,781	$214,436	$230,388	$472,605	$453,863
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	30,305	(30,305)	91,218	0	1,318,501	1,409,719	1,379,414
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	2,073	1,775	298	(10,867)	13,651	1,501	4,285	4,583
Invesco V.I. American Value Fund-Series I Shares	5,854	8,560	(2,706)	(88,459)	6,239	52,714	(29,506)	(32,212)
Invesco V.I. Core Equity Fund-Series I Shares	2,143	1,934	209	(632)	36,975	(17,408)	18,935	19,144
Invesco V.I. Government Securities Fund-Series I Shares	13,315	6,806	6,509	917	0	18,513	19,430	25,939
Invesco V.I. Mid Cap Growth Fund-Series I Shares	0	13,957	(13,957)	(858,739)	938,556	(279,132)	(199,315)	(213,272)
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	11,793	(11,793)	6,522	100,618	252,363	359,503	347,710
VP Large Company Value Fund-Class I	24,227	17,767	6,460	28,780	12,182	(35,459)	5,503	11,963
VP Mid Cap Value Fund-Class I	35,613	24,673	10,940	(17,579)	0	(12,518)	(30,097)	(19,157)
VP Ultra® Fund-Class I	0	5,862	(5,862)	57,496	34,562	117,852	209,910	204,048
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	75,438	39,426	36,012	(126,265)	77,723	43,542	(5,000)	31,012
BlackRock Global Allocation V.I. Fund-Class I	21,031	21,144	(113)	4,473	86,563	214,023	305,059	304,946
BlackRock Government Money Market V.I. Fund-Class I	655	2,182	(1,527)	0	8	0	8	(1,519)
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	57,482	13,580	43,902	(7,486)	0	20,843	13,357	57,259
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	10,784	54,337	(43,553)	530,244	430,380	1,369,633	2,330,257	2,286,704
BNY Mellon Stock Index Fund, Inc.-Initial Shares	236,646	187,521	49,125	1,035,637	947,332	293,790	2,276,759	2,325,884
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	37,761	42,061	(4,300)	(22,899)	40,978	698,451	716,530	712,230
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	50,899	81,401	(30,502)	186,510	535,461	660,550	1,382,521	1,352,019
Government Money Market Portfolio	519	2,429	(1,910)	0	0	0	0	(1,910)
Growth and Income Portfolio-Initial Shares	14,918	24,251	(9,333)	52,535	139,430	248,681	440,646	431,313
Opportunistic Small Cap Portfolio-Initial Shares	18,010	34,158	(16,148)	57,114	0	469,231	526,345	510,197
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	21,937	23,781	(1,844)	(75,500)	203,007	211,714	339,221	337,377
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	243,545	165,920	77,625	642,689	219,486	721,106	1,583,281	1,660,906
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	5,738	99,757	(94,019)	413,648	570,359	516,874	1,500,881	1,406,862
Janus Henderson VIT Forty Portfolio-Institutional Shares	15,901	72,243	(56,342)	154,959	411,541	1,401,783	1,968,283	1,911,941
Janus Henderson VIT Global Research Portfolio-Institutional Shares	47,168	80,271	(33,103)	412,722	349,797	437,622	1,200,141	1,167,038
Janus Henderson VIT Overseas Portfolio-Service Shares	32,103	33,700	(1,597)	(115,207)	0	472,203	356,996	355,399
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	71,050	30,554	40,496	55,561	25,973	26,862	108,396	148,892
U.S. Real Estate Portfolio-Class I	47,385	21,377	26,008	(28,653)	47,043	(443,646)	(425,256)	(399,248)
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	21,702	5,660	16,042	(4,033)	0	1,659	(2,374)	13,668
PIMCO Real Return Portfolio-Administrative Class	17,436	15,647	1,789	(16,477)	0	135,114	118,637	120,426

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2020

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	$(18,742)	$27,781	$214,436	$230,388	$453,863	$2,456	$105,339	$2,152	$(100,730)	$353,133	$1,454,988	$1,808,121
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	(30,305)	91,218	0	1,318,501	1,379,414	15,747	291,293	2,951,573	2,676,027	4,055,441	0	4,055,441
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	298	(10,867)	13,651	1,501	4,583	188	19,718	(48,988)	(68,518)	(63,935)	193,064	129,129
Invesco V.I. American Value Fund-Series I Shares	(2,706)	(88,459)	6,239	52,714	(32,212)	416	112,859	(5,009)	(117,452)	(149,664)	877,781	728,117
Invesco V.I. Core Equity Fund-Series I Shares	209	(632)	36,975	(17,408)	19,144	2,284	4,278	(116)	(2,110)	17,034	160,769	177,803
Invesco V.I. Government Securities Fund-Series I Shares	6,509	917	0	18,513	25,939	845	12,039	22,734	11,539	37,478	517,831	555,309
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(13,957)	(858,739)	938,556	(279,132)	(213,272)	4,148	255,524	(3,173,196)	(3,424,572)	(3,637,844)	3,637,844	0
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(11,793)	6,522	100,618	252,363	347,710	8,119	50,972	(77,257)	(120,110)	227,600	931,698	1,159,298
VP Large Company Value Fund-Class I	6,460	28,780	12,182	(35,459)	11,963	8,633	166,722	38,698	(119,391)	(107,428)	1,665,548	1,558,120
VP Mid Cap Value Fund-Class I	10,940	(17,579)	0	(12,518)	(19,157)	10,732	225,177	49,917	(164,527)	(183,684)	2,314,224	2,130,540
VP Ultra® Fund-Class I	(5,862)	57,496	34,562	117,852	204,048	350	46,009	206,244	160,584	364,632	349,617	714,249
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	36,012	(126,265)	77,723	43,542	31,012	14,749	342,288	10,782	(316,757)	(285,745)	3,794,477	3,508,732
BlackRock Global Allocation V.I. Fund-Class I	(113)	4,473	86,563	214,023	304,946	3,881	174,699	(27,079)	(197,897)	107,049	1,737,991	1,845,040
BlackRock Government Money Market V.I. Fund-Class I	(1,527)	0	8	0	(1,519)	4,308	54,189	55,899	6,019	4,500	189,020	193,520
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	43,902	(7,486)	0	20,843	57,259	3,487	88,865	15,711	(69,667)	(12,408)	1,176,438	1,164,030
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(43,553)	530,244	430,380	1,369,633	2,286,704	19,565	209,908	(20,708)	(211,052)	2,075,652	3,533,149	5,608,801
BNY Mellon Stock Index Fund, Inc.-Initial Shares	49,125	1,035,637	947,332	293,790	2,325,884	97,202	1,705,025	(34,823)	(1,642,647)	683,237	15,887,649	16,570,886
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(4,300)	(22,899)	40,978	698,451	712,230	13,907	249,385	(44,070)	(279,547)	432,683	3,454,471	3,887,154
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(30,502)	186,510	535,461	660,550	1,352,019	28,726	1,227,834	(202,473)	(1,401,582)	(49,563)	6,995,083	6,945,520
Government Money Market Portfolio	(1,910)	0	0	0	(1,910)	530	136,003	(5,555)	(141,029)	(142,939)	250,850	107,911
Growth and Income Portfolio-Initial Shares	(9,333)	52,535	139,430	248,681	431,313	6,968	95,289	(41,484)	(129,805)	301,508	1,994,497	2,296,005
Opportunistic Small Cap Portfolio-Initial Shares	(16,148)	57,114	0	469,231	510,197	34,042	154,510	(73,929)	(194,397)	315,800	3,073,759	3,389,559
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(1,844)	(75,500)	203,007	211,714	337,377	8,781	281,429	(201,112)	(473,761)	(136,384)	2,187,958	2,051,574
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	77,625	642,689	219,486	721,106	1,660,906	45,974	1,661,845	(305,972)	(1,921,843)	(260,937)	14,431,203	14,170,266
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(94,019)	413,648	570,359	516,874	1,406,862	31,570	506,889	(137,941)	(613,260)	793,602	8,522,056	9,315,658
Janus Henderson VIT Forty Portfolio-Institutional Shares	(56,342)	154,959	411,541	1,401,783	1,911,941	34,631	417,031	60,461	(321,940)	1,590,001	5,348,630	6,938,631
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(33,103)	412,722	349,797	437,622	1,167,038	61,672	723,452	(31,934)	(693,714)	473,324	6,887,424	7,360,748
Janus Henderson VIT Overseas Portfolio-Service Shares	(1,597)	(115,207)	0	472,203	355,399	17,517	224,753	(154,873)	(362,108)	(6,709)	3,053,919	3,047,210
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	40,496	55,561	25,973	26,862	148,892	3,617	429,401	172,256	(253,528)	(104,636)	2,618,030	2,513,394
U.S. Real Estate Portfolio-Class I	26,008	(28,653)	47,043	(443,646)	(399,248)	9,136	221,205	71,345	(140,724)	(539,972)	2,246,673	1,706,701
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16,042	(4,033)	0	1,659	13,668	2,996	39,849	(47,177)	(84,030)	(70,362)	507,869	437,507
PIMCO Real Return Portfolio-Administrative Class	1,789	(16,477)	0	135,114	120,426	11,897	166,100	55,028	(99,175)	21,251	1,328,883	1,350,134

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2019

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$(17,145)	$(44,457)	$141,556	$350,281	$430,235	$6,770	$222,100	$(121,011)	$(336,341)	$93,894	$1,361,094	$1,454,988
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	(618)	12,522	28,364	19,264	59,532	1,545	117,269	137	(115,587)	(56,055)	249,119	193,064
Invesco V.I. American Value Fund-Series I Shares	(5,037)	(23,950)	61,226	149,947	182,186	3,175	125,921	(6,932)	(129,678)	52,508	825,273	877,781
Invesco V.I. Core Equity Fund-Series I Shares	(448)	1,815	17,137	17,281	35,785	1,834	3,645	(7,537)	(9,348)	26,437	134,332	160,769
Invesco V.I. Government Securities Fund-Series I Shares	6,207	(7,012)	0	26,063	25,258	325	73,802	24,948	(48,530)	(23,272)	541,103	517,831
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(47,840)	250,748	578,392	264,758	1,046,058	19,787	415,953	(530,701)	(926,867)	119,191	3,518,653	3,637,844
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(10,549)	4,693	140,673	104,855	239,672	9,848	72,115	49,619	(12,648)	227,024	704,674	931,698
VP Large Company Value Fund-Class I	12,971	47,673	37,339	243,479	341,462	10,980	139,004	146,252	18,228	359,690	1,305,858	1,665,548
VP Mid Cap Value Fund-Class I	17,812	39,961	239,315	241,392	538,480	20,934	294,591	2,753	(270,904)	267,576	2,046,648	2,314,224
VP Ultra® Fund-Class I	(4,640)	38,548	43,072	25,372	102,352	2,818	69,046	(34,998)	(101,227)	1,125	348,492	349,617
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	39,199	98,298	304,759	320,676	762,932	20,406	687,948	(46,043)	(713,584)	49,348	3,745,129	3,794,477
BlackRock Global Allocation V.I. Fund-Class I	453	9,200	56,008	187,750	253,411	8,815	207,555	109,978	(88,763)	164,648	1,573,343	1,737,991
BlackRock Government Money Market V.I. Fund-Class I	1,131	0	0	0	1,131	5,231	16,689	9	(11,449)	(10,318)	199,338	189,020
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	47,032	6,378	0	93,453	146,863	4,477	99,864	44,364	(51,024)	95,839	1,080,599	1,176,438
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(44,191)	328,551	415,548	75,373	775,281	25,297	433,648	(201,700)	(610,050)	165,231	3,367,918	3,533,149
BNY Mellon Stock Index Fund, Inc.-Initial Shares	69,111	1,108,123	762,064	1,885,245	3,824,543	107,550	1,468,131	(162,913)	(1,523,494)	2,301,049	13,586,600	15,887,649
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	7,626	15,929	102,465	752,445	878,465	24,653	213,233	(115)	(188,695)	689,770	2,764,701	3,454,471
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(5,060)	113,257	713,256	1,043,147	1,864,600	44,199	480,635	(14,869)	(451,306)	1,413,294	5,581,789	6,995,083
Government Money Market Portfolio	1,116	0	0	0	1,116	1,695	35,466	(3,435)	(37,205)	(36,089)	286,939	250,850
Growth and Income Portfolio-Initial Shares	(3,322)	89,415	215,582	158,995	460,670	8,494	224,210	(8,138)	(223,854)	236,816	1,757,681	1,994,497
Opportunistic Small Cap Portfolio-Initial Shares	(37,947)	311,755	534,702	(230,613)	577,897	42,346	430,915	(135,814)	(524,383)	53,514	3,020,245	3,073,759
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(3,776)	35,847	185,614	228,969	446,654	15,759	246,403	4,774	(225,870)	220,784	1,967,174	2,187,958
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	94,835	488,281	381,589	1,724,614	2,689,319	71,306	1,598,374	(152,155)	(1,679,222)	1,010,097	13,421,106	14,431,203
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(85,762)	840,793	472,437	1,114,001	2,341,469	46,438	947,999	(280,621)	(1,182,182)	1,159,287	7,362,769	8,522,056
Janus Henderson VIT Forty Portfolio-Institutional Shares	(54,434)	54,244	389,678	1,076,563	1,466,051	37,148	441,514	(22,323)	(426,689)	1,039,362	4,309,268	5,348,630
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(15,525)	470,053	387,516	743,911	1,585,955	75,886	760,705	(149,169)	(833,988)	751,967	6,135,457	6,887,424
Janus Henderson VIT Overseas Portfolio-Service Shares	16,579	(188,753)	0	829,347	657,173	22,769	293,052	(184,313)	(454,596)	202,577	2,851,342	3,053,919
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	71,197	26,914	0	135,210	233,321	3,531	314,543	226,386	(84,626)	148,695	2,469,335	2,618,030
U.S. Real Estate Portfolio-Class I	13,610	82,938	84,159	186,144	366,851	13,061	326,214	32,664	(280,489)	86,362	2,160,311	2,246,673
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	18,449	644	0	42,285	61,378	6,519	24,587	(8)	(18,076)	43,302	464,567	507,869
PIMCO Real Return Portfolio-Administrative Class	5,336	(25,228)	0	111,583	91,691	10,775	111,169	12,894	(87,500)	4,191	1,324,692	1,328,883

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(1)	ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is a subsidiary of Great American Life Insurance Company (“GALIC”) and is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”). GAFRI is a financial services holding company wholly-owned by American Financial Group, Inc., (“AFG”). The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2020 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Government Securities Fund-Series I Shares

American Century Variable Portfolios, Inc:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.:

•	BlackRock Basic Value V.I. Fund-Class I

•	BlackRock Global Allocation V.I. Fund-Class I

•	BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.:

•	BlackRock High Yield V.I. Fund-Class I

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

BNY Mellon Investment Portfolios:

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1) ORGANIZATION - Continued

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Service Share

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

Dreyfus Investment Portfolios: Effective on or about June 3, 2019, Dreyfus Investment Portfolios was renamed BNY Mellon Investment Portfolios. There was no change in the name of the Technology Growth Portfolio.

Dreyfus Stock Index Fund, Inc.: Effective on or about June 3, 2019, Dreyfus Stock Index Fund, Inc. was renamed BNY Mellon Stock Index Fund, Inc.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. was renamed BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: Effective on or about June 3, 2019, Dreyfus Variable Investment Fund was renamed BNY Mellon Variable Investment Fund. There was no change in the names of the following funds: Appreciation Portfolio, Government Money Market Portfolio, Growth and Income Portfolio, and Opportunistic Small Cap Portfolio.

Oppenheimer Variable Account Funds: On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Non-Service shares were re-designated as Series I Shares.

•	Oppenheimer Capital Appreciation Fund/VA merged into Invesco Oppenheimer V.I. Capital Appreciation Fund.

•	Oppenheimer Main Street Fund® /VA merged into Invesco Oppenheimer V.I. Main Street Fund®.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2020:

1.25% Series Contracts	$1,143,620
0.95% Series Contracts	49,954

$1,193,574

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the product and number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $17,090 for the year ended December 31, 2020.

(4) OTHER

Other Transactions with Affiliates

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

Subsequent Events

Management of the Account has evaluated all other events occurring after December 31, 2020 through April 26, 2021, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. AFG announced on January 27, 2021, that it entered into a definitive agreement to sell the Company’s parent, GALIC, to Massachusetts Mutual Life Insurance Company for $3.5 billion in cash, subject to final closing adjustments. The sale includes the Company and the parent’s other insurance subsidiary. The agreement is expected to close in the second quarter of 2021.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2020 Statements of Changes in Net Assets for applicable periods) December 31, 2020, are as follows:

	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$337,185	$242,221
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	3,125,910	480,188
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	16,024	70,593
Invesco V.I. American Value Fund-Series I Shares	35,522	149,441
Invesco V.I. Core Equity Fund-Series I Shares	40,989	5,915
Invesco V.I. Government Securities Fund-Series I Shares	71,802	53,754
Invesco V.I. Mid Cap Growth Fund-Series I Shares	965,472	3,465,445
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	157,792	189,077
VP Large Company Value Fund-Class I	91,363	192,112
VP Mid Cap Value Fund-Class I	134,008	287,595
VP Ultra® Fund-Class I	472,274	282,990
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	226,043	429,065
BlackRock Global Allocation V.I. Fund-Class I	134,500	245,947
BlackRock Government Money Market V.I. Fund-Class I	67,177	62,677
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	109,785	135,550
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	1,142,274	966,499
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,356,187	2,002,377
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	80,741	323,610
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	594,898	1,491,521
Government Money Market Portfolio	21,974	164,913
Growth and Income Portfolio-Initial Shares	158,108	157,816
Opportunistic Small Cap Portfolio-Initial Shares	70,086	280,631
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	329,213	601,811
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	475,945	2,100,677
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	667,627	804,547
Janus Henderson VIT Forty Portfolio-Institutional Shares	744,398	711,139
Janus Henderson VIT Global Research Portfolio-Institutional Shares	459,475	836,495
Janus Henderson VIT Overseas Portfolio-Service Shares	83,244	446,949
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	393,596	580,655
U.S. Real Estate Portfolio-Class I	211,277	278,950
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	51,662	119,650
PIMCO Real Return Portfolio-Administrative Class	195,412	292,798

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2020	Purchased	Redeemed	12/31/2020
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	53,558.615	3,674.138	7,871.087	49,361.666
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	124.415	0.000	24.157	100.258
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	0.000	311,247.208	33,446.588	277,800.620
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	0.000	6,677.701	4,086.257	2,591.444
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares- 1.25% series contract	6,381.419	11.936	2,783.489	3,609.866
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 0.95% series contract	429.626	0.000	0.000	429.626
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	31,827.757	1,260.002	6,647.283	26,440.476
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	96.247	0.000	17.708	78.539
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	6,965.754	89.656	232.103	6,823.307
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	550.297	17.333	0.001	567.629
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	33,368.828	3,694.665	2,961.525	34,101.968
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	169,712.558	1,375.664	171,088.222	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	3,252.169	0.000	3,252.169	0.000
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	53,267.543	3,775.729	10,312.189	46,731.083
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,430.611	90.644	0.001	2,521.254
VP Large Company Value Fund-Class I - 1.25% series contract	74,155.696	3,342.292	9,083.742	68,414.246
VP Large Company Value Fund-Class I - 0.95% series contract	572.022	0.000	0.000	572.022
VP Mid Cap Value Fund-Class I - 1.25% series contract	65,403.464	3,802.683	9,010.317	60,195.830
VP Mid Cap Value Fund-Class I - 0.95% series contract	1,137.690	0.000	44.217	1,093.473
VP Ultra® Fund-Class I - 1.25% series contract	10,150.068	9,756.738	6,538.441	13,368.365
VP Ultra® Fund-Class I - 0.95% series contract	119.348	679.408	19.840	778.916
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	64,782.161	1,832.747	8,081.889	58,533.019
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	1,215.398	0.000	6.688	1,208.710
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	45,197.509	731.077	5,766.796	40,161.790
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	565.492	0.000	71.551	493.941
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	154,198.644	54,708.043	49,833.916	159,072.771
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	579.801	0.000	0.000	579.801
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	34,334.183	1,452.121	3,934.767	31,851.537
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	921.408	144.930	15.121	1,051.217
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	82,149.556	12,011.303	15,236.164	78,924.695
Technology Growth Portfolio-Initial Shares - 0.95% series contract	3,148.391	85.908	1,413.576	1,820.723
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	264,513.236	3,503.053	30,957.611	237,058.678
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	10,487.046	0.000	1,409.122	9,077.924
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	74,276.408	261.317	6,875.373	67,662.352
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	6,763.398	0.000	94.496	6,668.902
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	116,526.658	411.225	23,351.924	93,585.959
Appreciation Portfolio-Intial Shares - 0.95% series contract	5,856.583	0.000	50.108	5,806.475
Government Money Market Portfolio - 1.25% series contract	237,017.287	22,287.163	165,753.138	93,551.312
Government Money Market Portfolio - 0.95% series contract	15,993.955	0.000	0.000	15,993.955
Growth and Income Portfolio-Intial Shares - 1.25% series contract	55,590.860	273.698	3,502.644	52,361.914
Growth and Income Portfolio-Intial Shares - 0.95% series contract	1,582.978	0.000	446.233	1,136.745
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	96,220.340	2,932.239	9,701.460	89,451.119
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,687.791	0.000	102.310	3,585.481
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	59,129.937	4,055.243	16,057.949	47,127.231
DWS Small Cap Index VIP-Class A - 0.95% series contract	896.234	0.000	292.928	603.306
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	177,594.273	541.557	26,214.259	151,921.571
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	29,556.599	7.637	1,554.312	28,009.924
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	109,885.150	1,762.813	9,771.989	101,875.974
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	3,084.251	4.748	296.207	2,792.792
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	129,588.419	7,058.255	14,811.530	121,835.144
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,483.721	142.398	20.377	2,605.742
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	146,134.501	2,162.236	17,268.228	131,028.509
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	15,695.483	0.000	936.740	14,758.743
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	156,614.536	3,957.546	23,084.434	137,487.648
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	2,119.981	0.000	1,305.076	814.905
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	114,765.723	12,649.070	23,960.234	103,454.559
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	461.493	0.000	0.000	461.493
U.S. Real Estate Portfolio-Class I - 1.25% series contract	36,539.055	2,939.870	5,713.392	33,765.533
U.S. Real Estate Portfolio-Class I - 0.95% series contract	682.769	0.000	14.333	668.436
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	24,218.237	1,504.445	5,743.197	19,979.485
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	102.696	0.000	19.940	82.756
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	93,697.623	11,993.192	19,398.562	86,292.253

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2019	Purchased	Redeemed	12/31/2019
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	67,381.710	2,588.225	16,411.320	53,558.615
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	159.797	0.000	35.382	124.415
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares- 1.25% series contract	11,048.070	61.030	4,727.681	6,381.419
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 0.95% series contract	429.626	0.000	0.000	429.626
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	36,900.240	280.507	5,352.990	31,827.757
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	155.080	0.000	58.833	96.247
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	7,448.290	84.809	567.345	6,965.754
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	552.727	3.265	5.695	550.297
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	36,522.351	6,439.502	9,593.025	33,368.828
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	164.389	0.000	15.800	148.589
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	217,828.842	3,765.159	51,881.443	169,712.558
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,124.303	0.000	872.134	3,252.169
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	53,902.435	3,929.256	4,564.148	53,267.543
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,499.504	16.920	85.813	2,430.611
VP Large Company Value Fund-Class I - 1.25% series contract	73,103.024	8,593.785	7,541.113	74,155.696
VP Large Company Value Fund-Class I - 0.95% series contract	649.841	0.000	77.819	572.022
VP Mid Cap Value Fund-Class I - 1.25% series contract	73,714.828	3,561.882	11,873.246	65,403.464
VP Mid Cap Value Fund-Class I - 0.95% series contract	1,338.467	0.000	200.777	1,137.690
VP Ultra® Fund-Class I - 1.25% series contract	13,476.162	2,433.249	5,759.343	10,150.068
VP Ultra® Fund-Class I - 0.95% series contract	129.606	8.206	18.464	119.348
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	78,507.282	1,035.380	14,760.501	64,782.161
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	1,221.121	0.000	5.723	1,215.398
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	47,639.749	3,140.431	5,582.671	45,197.509
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	629.342	0.000	63.850	565.492
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	161,996.830	4,326.919	12,125.105	154,198.644
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	2,097.921	0.000	1,518.120	579.801
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	35,928.385	4,648.809	6,243.011	34,334.183
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	953.121	1.816	33.529	921.408
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	97,001.071	1,862.227	16,713.742	82,149.556
Technology Growth Portfolio-Initial Shares - 0.95% series contract	4,019.130	3.198	873.937	3,148.391
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	293,095.955	4,927.877	33,510.596	264,513.236
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	11,595.171	0.000	1,108.125	10,487.046
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	78,719.987	1,478.080	5,921.659	74,276.408
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	7,345.378	0.000	581.980	6,763.398
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	124,868.618	1,487.778	9,829.738	116,526.658
Appreciation Portfolio-Intial Shares - 0.95% series contract	6,390.857	0.000	534.274	5,856.583
Government Money Market Portfolio - 1.25% series contract	274,752.721	9,017.612	46,753.046	237,017.287
Government Money Market Portfolio - 0.95% series contract	15,993.955	0.000	0.000	15,993.955
Growth and Income Portfolio-Intial Shares - 1.25% series contract	62,403.732	348.996	7,161.868	55,590.860
Growth and Income Portfolio-Intial Shares - 0.95% series contract	1,842.966	13.465	273.453	1,582.978
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	113,902.740	3,187.200	20,869.600	96,220.340
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	4,178.009	0.000	490.218	3,687.791
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	65,833.278	4,940.247	11,643.588	59,129.937
DWS Small Cap Index VIP-Class A - 0.95% series contract	911.892	0.000	15.658	896.234
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	200,566.553	1,946.887	24,919.167	177,594.273
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	32,793.263	11.952	3,248.616	29,556.599
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	127,248.107	2,684.958	20,047.915	109,885.150
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	3,361.334	2.748	279.831	3,084.251
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	141,313.049	2,167.934	13,892.564	129,588.419
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,815.015	3.474	334.768	2,483.721
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	166,715.023	1,430.433	22,010.955	146,134.501
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	17,100.146	0.000	1,404.663	15,695.483
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	183,275.904	4,472.637	31,134.005	156,614.536
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	2,185.203	0.000	65.222	2,119.981
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	117,454.536	15,313.269	18,002.082	114,765.723
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	1,481.315	0.001	1,019.823	461.493
U.S. Real Estate Portfolio-Class I - 1.25% series contract	41,280.515	1,273.974	6,015.434	36,539.055
U.S. Real Estate Portfolio-Class I - 0.95% series contract	759.902	2.067	79.200	682.769
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	25,090.011	1,519.635	2,391.409	24,218.237
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	119.758	0.000	17.062	102.696
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	99,967.426	4,732.455	11,002.258	93,697.623
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	55.055	0.000	55.055	0.000

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Year Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	49	$36.552203	$38.333122	$1,808	0.00%	0.95%	1.25%	34.88%	35.29%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	280	14.463191	14.492734	4,055	0.00%	0.95%	1.25%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	4	31.801897	33.351373	129	1.29%	0.95%	1.25%	12.52%	12.86%
Invesco V.I. American Value Fund-Series I Shares	27	27.452438	28.790147	728	0.73%	0.95%	1.25%	-0.14%	0.16%
Invesco V.I. Core Equity Fund-Series I Shares	7	23.972975	25.065379	178	1.27%	0.95%	1.25%	12.42%	12.77%
Invesco V.I. Government Securities Fund-Series I Shares	34	16.208816	17.202439	555	2.48%	0.95%	1.25%	4.94%	5.26%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	49	23.513241	23.995406	1,159	0.00%	0.95%	1.25%	40.67%	41.10%
VP Large Company Value Fund-Class I	69	22.576815	23.676986	1,558	1.50%	0.95%	1.25%	1.33%	1.64%
VP Mid Cap Value Fund-Class I	61	34.731828	36.424072	2,131	1.60%	0.95%	1.25%	-0.06%	0.25%
VP Ultra® Fund-Class I	14	50.351604	52.804462	714	0.00%	0.95%	1.25%	47.98%	48.43%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	60	58.638581	63.240239	3,509	2.07%	0.95%	1.25%	2.13%	2.44%
BlackRock Global Allocation V.I. Fund-Class I	41	45.338823	48.896815	1,845	1.17%	0.95%	1.25%	19.49%	19.86%
BlackRock Government Money Market V.I. Fund-Class I	160	1.211862	1.287503	194	0.34%	0.95%	1.25%	-0.75%	-0.47%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	33	35.290077	38.038826	1,164	4.91%	0.95%	1.25%	5.96%	6.29%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	81	69.386552	72.766776	5,609	0.24%	0.95%	1.25%	67.80%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	246	67.129651	72.397571	16,571	1.46%	0.95%	1.25%	16.53%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	74	51.929310	56.005440	3,887	1.03%	0.95%	1.25%	22.59%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	99	69.560898	75.019082	6,946	0.73%	0.95%	1.25%	22.14%	22.51%
Government Money Market Portfolio	110	0.978266	1.024922	108	0.29%	0.95%	1.25%	-1.06%	-0.72%
Growth and Income Portfolio-Initial Shares	53	42.849691	46.020012	2,296	0.70%	0.95%	1.25%	23.07%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	93	36.328928	39.017316	3,390	0.56%	0.95%	1.25%	18.39%	18.75%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	48	42.945707	45.849925	2,052	1.03%	0.95%	1.25%	17.93%	18.29%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	180	77.803143	83.909198	14,170	1.70%	0.95%	1.25%	12.88%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	105	88.815285	95.787508	9,316	0.06%	0.95%	1.25%	17.98%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	124	55.679608	59.444924	6,939	0.26%	0.95%	1.25%	37.65%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	146	50.091614	54.023458	7,361	0.66%	0.95%	1.25%	18.56%	18.92%
Janus Henderson VIT Overseas Portfolio-Service Shares	138	22.024969	23.375731	3,047	1.05%	0.95%	1.25%	14.57%	14.92%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	104	24.178834	25.967509	2,513	2.77%	0.95%	1.25%	6.45%	6.77%
U.S. Real Estate Portfolio-Class I	34	49.493357	53.155602	1,707	2.40%	0.95%	1.25%	-17.90%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	20	21.803079	22.865287	438	4.59%	0.95%	1.25%	4.43%	4.75%
PIMCO Real Return Portfolio-Administrative Class	86	15.646058	15.646058	1,350	1.30%	1.25%	1.25%	10.32%	10.32%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Year Ended December 31, 2019
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	54	$27.100451	$28.334627	$1,455	0.06%	0.95%	1.25%	34.49%	34.90%
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	7	28.264528	29.551629	193	0.85%	0.95%	1.25%	30.43%	30.83%
Invesco V.I. American Value Fund-Series I Shares	32	27.492184	28.744247	878	0.69%	0.95%	1.25%	23.46%	23.84%
Invesco V.I. Core Equity Fund-Series I Shares	8	21.323850	22.227823	161	0.96%	0.95%	1.25%	27.35%	27.74%
Invesco V.I. Government Securities Fund-Series I Shares	34	15.445638	16.342701	518	2.46%	0.95%	1.25%	4.75%	5.07%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	173	21.022967	21.518766	3,638	0.00%	0.95%	1.25%	32.66%	33.06%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	56	16.714925	17.005924	932	0.00%	0.95%	1.25%	33.87%	34.28%
VP Large Company Value Fund-Class I	75	22.280451	23.295185	1,666	2.16%	0.95%	1.25%	25.88%	26.27%
VP Mid Cap Value Fund-Class I	67	34.751779	36.334270	2,314	2.10%	0.95%	1.25%	27.54%	27.92%
VP Ultra® Fund-Class I	10	34.026490	35.575864	350	0.00%	0.95%	1.25%	32.90%	33.30%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	66	57.414691	61.732242	3,794	2.30%	0.95%	1.25%	22.36%	22.73%
BlackRock Global Allocation V.I. Fund-Class I	46	37.942813	40.796214	1,738	1.29%	0.95%	1.25%	16.52%	16.87%
BlackRock Government Money Market V.I. Fund-Class I	155	1.220961	1.293620	189	1.95%	0.95%	1.25%	0.58%	0.78%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	35	33.303883	35.788902	1,176	5.43%	0.95%	1.25%	13.88%	14.22%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	85	41.351764	43.234809	3,533	0.00%	0.95%	1.25%	24.24%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	275	57.608006	61.940098	15,888	1.73%	0.95%	1.25%	29.54%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	81	42.360914	45.547325	3,454	1.49%	0.95%	1.25%	32.68%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	122	56.952269	61.234617	6,995	1.19%	0.95%	1.25%	34.40%	34.80%
Government Money Market Portfolio	253	0.988699	1.032373	251	1.59%	0.95%	1.25%	0.41%	0.68%
Growth and Income Portfolio-Initial Shares	57	34.816599	37.279061	1,995	1.11%	0.95%	1.25%	27.51%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	100	30.685725	32.856476	3,074	0.00%	0.95%	1.25%	20.26%	20.62%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	60	36.415069	38.759660	2,188	1.09%	0.95%	1.25%	23.66%	24.03%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	207	68.925567	74.109227	14,431	1.91%	0.95%	1.25%	21.06%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	113	75.282233	80.945558	8,522	0.20%	0.95%	1.25%	33.79%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	132	40.448816	43.053127	5,349	0.15%	0.95%	1.25%	35.45%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	162	42.251397	45.429479	6,887	0.99%	0.95%	1.25%	27.43%	27.82%
Janus Henderson VIT Overseas Portfolio-Service Shares	159	19.224242	20.341265	3,054	1.82%	0.95%	1.25%	25.12%	25.50%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	115	22.714151	24.320410	2,618	4.08%	0.95%	1.25%	9.49%	9.83%
U.S. Real Estate Portfolio-Class I	37	60.280812	64.544432	2,247	1.92%	0.95%	1.25%	17.45%	17.81%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	24	20.877974	21.828635	508	5.09%	0.95%	1.25%	13.32%	13.66%
PIMCO Real Return Portfolio-Administrative Class	94	14.182675	14.182675	1,329	1.67%	1.25%	1.25%	7.09%	7.09%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Year Ended December 31, 2018
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	37	$22.267439	$23.211074	$825	0.54%	0.95%	1.25%	-13.75%	-13.48%
Invesco V.I. Core Equity Fund-Series I Shares	8	16.743984	17.400960	134	0.88%	0.95%	1.25%	-10.53%	-10.26%
Invesco V.I. Government Securities Fund-Series I Shares	37	14.745657	15.554821	541	2.33%	0.95%	1.25%	-0.71%	-0.40%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	222	15.847104	16.171720	3,519	0.00%	0.95%	1.25%	-6.77%	-6.48%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	56	12.485856	12.664761	705	0.00%	0.95%	1.25%	-6.39%	-6.10%
VP Large Company Value Fund-Class I	74	17.699259	18.449324	1,306	1.81%	0.95%	1.25%	-9.20%	-8.92%
VP Mid Cap Value Fund-Class I	75	27.248674	28.403244	2,047	1.45%	0.95%	1.25%	-13.93%	-13.67%
VP Ultra® Fund-Class I	14	25.603242	26.688028	348	0.25%	0.95%	1.25%	-0.51%	-0.20%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	80	46.921878	50.297631	3,745	1.83%	0.95%	1.25%	-9.01%	-8.73%
BlackRock Global Allocation V.I. Fund-Class I	48	32.564690	34.907636	1,573	0.87%	0.95%	1.25%	-8.50%	-8.22%
BlackRock Government Money Market V.I. Fund-Class I	164	1.213884	1.283567	199	1.65%	0.95%	1.25%	0.28%	0.50%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	37	29.245271	31.332295	1,081	5.64%	0.95%	1.25%	-3.88%	-3.59%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	67	29.448295	31.249433	1,967	1.02%	0.95%	1.25%	-12.35%	-12.08%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	101	33.282946	34.693187	3,368	0.00%	0.95%	1.25%	-2.23%	-1.93%
Dreyfus Stock Index Fund, Inc.-Initial Shares	305	44.469636	47.668982	13,587	1.75%	0.95%	1.25%	-5.83%	-5.55%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	86	31.927172	34.224838	2,765	1.93%	0.95%	1.25%	-5.60%	-5.31%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	131	42.376420	45.424855	5,582	1.28%	0.95%	1.25%	-8.02%	-7.74%
Government Money Market Portfolio-Initial Shares	291	0.984665	1.025363	287	1.25%	0.95%	1.25%	0.02%	0.32%
Growth and Income Portfolio-Initial Shares	64	27.305447	29.148159	1,758	0.85%	0.95%	1.25%	-5.88%	-5.60%
Opportunistic Small Cap Portfolio-Initial Shares	118	25.516853	27.239225	3,020	0.00%	0.95%	1.25%	-20.09%	-19.85%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	233	56.936809	61.033476	13,421	2.22%	0.95%	1.25%	-0.58%	-0.28%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	131	56.268188	60.317975	7,363	0.28%	0.95%	1.25%	-1.67%	-1.37%
Janus Henderson VIT Forty Portfolio-Institutional Shares	144	29.863210	31.689713	4,309	1.26%	0.95%	1.25%	0.70%	1.01%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	184	33.156435	35.542470	6,135	1.20%	0.95%	1.25%	-8.04%	-7.76%
Janus Henderson VIT Overseas Portfolio-Service Shares	185	15.364398	16.207929	2,851	1.75%	0.95%	1.25%	-16.20%	-15.95%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	119	20.744472	22.144180	2,469	2.47%	0.95%	1.25%	-1.90%	-1.60%
U.S. Real Estate Portfolio-Class I	42	51.323914	54.787617	2,160	2.70%	0.95%	1.25%	-8.88%	-8.60%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	68	20.149941	21.003805	1,361	0.35%	0.95%	1.25%	-6.91%	-6.63%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	11	21.670268	22.588477	249	0.95%	0.95%	1.25%	-9.04%	-8.77%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	25	18.424346	19.204952	465	5.04%	0.95%	1.25%	-3.89%	-3.60%
PIMCO Real Return Portfolio-Administrative Class	100	13.243629	13.804746	1,325	2.50%	0.95%	1.25%	-3.44%	-3.14%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Year Ended December 31, 2017
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	44	$25.816404	$26.828412	$1,129	0.78%	0.95%	1.25%	8.59%	8.92%
Invesco V.I. Core Equity Fund-Series I Shares	9	18.715464	19.390523	174	1.07%	0.95%	1.25%	11.76%	12.10%
Invesco V.I. Government Securities Fund-Series I Shares	41	14.850353	15.617553	613	1.97%	0.95%	1.25%	0.69%	0.99%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	239	16.997766	17.293078	4,060	0.00%	0.95%	1.25%	20.96%	21.33%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	67	13.337941	13.487820	892	0.00%	0.95%	1.25%	20.27%	20.64%
VP Large Company Value Fund-Class I	86	19.491953	20.256090	1,687	1.65%	0.95%	1.25%	9.69%	10.02%
VP Mid Cap Value Fund-Class I	90	31.659530	32.900432	2,851	1.49%	0.95%	1.25%	10.30%	10.64%
VP Ultra® Fund-Class I	11	25.733943	26.742543	290	0.29%	0.95%	1.25%	30.58%	30.97%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	92	51.566038	55.107488	4,752	1.44%	0.95%	1.25%	6.89%	7.21%
BlackRock Global Allocation V.I. Fund-Class I	63	35.590517	38.034929	2,237	1.26%	0.95%	1.25%	12.44%	12.78%
BlackRock Government Money Market V.I. Fund-Class I	239	1.210488	1.277178	290	0.66%	0.95%	1.25%	-0.49%	-0.24%
BlackRock High Yield V.I. Fund-Class I	38	30.426982	32.499051	1,159	5.11%	0.95%	1.25%	6.01%	6.33%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	71	33.595952	35.542097	2,385	0.87%	0.95%	1.25%	12.90%	13.25%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	103	34.041701	35.375967	3,507	0.00%	0.95%	1.25%	40.86%	41.29%
Dreyfus Stock Index Fund, Inc.-Initial Shares	336	47.224873	50.468196	15,911	1.63%	0.95%	1.25%	20.02%	20.39%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	101	33.822327	36.145913	3,445	1.06%	0.95%	1.25%	13.90%	14.24%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	150	46.072987	49.236846	6,934	1.31%	0.95%	1.25%	25.75%	26.13%
Government Money Market Portfolio-Initial Shares	307	0.984433	1.022138	302	0.34%	0.95%	1.25%	-0.91%	-0.59%
Growth and Income Portfolio-Initial Shares	66	29.012392	30.875934	1,913	0.72%	0.95%	1.25%	18.22%	18.57%
Opportunistic Small Cap Portfolio-Initial Shares	122	31.933956	33.985523	3,898	0.00%	0.95%	1.25%	23.13%	23.50%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	270	57.271301	61.205037	15,592	1.55%	0.95%	1.25%	16.96%	17.31%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	153	57.221734	61.153271	8,755	0.25%	0.95%	1.25%	25.83%	26.21%
Janus Henderson VIT Forty Portfolio-Institutional Shares	164	29.655288	31.373209	4,871	0.00%	0.95%	1.25%	28.69%	29.08%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	198	36.054329	38.531118	7,197	0.81%	0.95%	1.25%	25.45%	25.82%
Janus Henderson VIT Overseas Portfolio-Service Shares	208	18.335323	19.282983	3,816	1.62%	0.95%	1.25%	29.17%	29.57%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	143	21.146204	22.504272	3,033	2.93%	0.95%	1.25%	4.92%	5.24%
U.S. Real Estate Portfolio-Class I	48	56.322819	59.940648	2,725	1.48%	0.95%	1.25%	1.82%	2.13%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	76	21.646654	22.495185	1,639	0.23%	0.95%	1.25%	25.25%	25.63%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	17	23.824998	24.758827	414	1.16%	0.95%	1.25%	15.45%	15.80%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	32	19.170263	19.921621	605	5.27%	0.95%	1.25%	5.30%	5.62%
PIMCO Real Return Portfolio-Administrative Class	103	13.715298	14.252855	1,412	2.35%	0.95%	1.25%	2.37%	2.68%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2016				Year Ended December 31, 2016
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	50	$23.773655	$24.630992	$1,191	0.34%	0.95%	1.25%	14.05%	14.40%
Invesco V.I. Core Equity Fund-Series I Shares	10	16.745579	17.297211	164	0.82%	0.95%	1.25%	8.89%	9.22%
Invesco V.I. Government Securities Fund-Series I Shares	49	14.749163	15.464276	726	2.18%	0.95%	1.25%	-0.04%	0.27%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	270	14.051848	14.252830	3,798	0.00%	0.95%	1.25%	-0.50%	-0.20%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	70	11.089648	11.180411	781	0.00%	0.95%	1.25%	1.94%	2.25%
VP Large Company Value Fund-Class I	100	17.770259	18.411154	1,784	2.11%	0.95%	1.25%	13.81%	14.15%
VP Mid Cap Value Fund-Class I	98	28.702537	29.737500	2,805	1.67%	0.95%	1.25%	21.32%	21.69%
VP Ultra® Fund-Class I	18	19.707575	20.418206	357	0.34%	0.95%	1.25%	3.14%	3.45%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	108	48.242229	51.399749	5,195	1.49%	0.95%	1.25%	16.71%	17.06%
BlackRock Global Allocation V.I. Fund-Class I	72	31.652962	33.724818	2,293	1.29%	0.95%	1.25%	2.81%	3.13%
BlackRock Government Money Market V.I. Fund-Class I	300	1.216482	1.280206	365	0.15%	0.95%	1.25%	-0.91%	-0.64%
BlackRock High Yield V.I. Fund-Class I	45	28.703096	30.565208	1,298	5.50%	0.95%	1.25%	11.53%	11.87%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	85	29.756357	31.385038	2,534	1.05%	0.95%	1.25%	19.51%	19.88%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	118	24.166601	25.038060	2,849	0.00%	0.95%	1.25%	3.41%	3.73%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	127	29.695897	31.640190	3,772	1.23%	0.95%	1.25%	8.99%	9.32%
Dreyfus Stock Index Fund, Inc.-Initial Shares	407	39.346005	41.921327	16,044	1.97%	0.95%	1.25%	10.31%	10.65%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	168	36.639964	39.037907	6,181	1.65%	0.95%	1.25%	6.55%	6.88%
Government Money Market Portfolio-Initial Shares	331	0.993484	1.028223	330	0.01%	0.95%	1.25%	-1.23%	-0.91%
Growth and Income Portfolio-Initial Shares	70	24.541676	26.039225	1,734	1.17%	0.95%	1.25%	8.66%	8.99%
Opportunistic Small Cap Portfolio-Initial Shares	136	25.935823	27.518731	3,530	0.00%	0.95%	1.25%	15.61%	15.96%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	318	48.968651	52.174159	15,683	2.17%	0.95%	1.25%	3.30%	3.61%
Janus Aspen Enterprise Portfolio-Institutional Shares	177	45.474171	48.451933	8,047	0.15%	0.95%	1.25%	10.96%	11.30%
Janus Aspen Forty Portfolio-Institutional Shares	180	23.043395	24.304739	4,147	0.00%	0.95%	1.25%	0.92%	1.22%
Janus Aspen Global Research Portfolio-Institutional Shares	226	28.741106	30.622823	6,527	1.05%	0.95%	1.25%	0.79%	1.10%
Janus Aspen Overseas Portfolio-Service Shares	244	14.194181	14.882769	3,460	4.39%	0.95%	1.25%	-7.87%	-7.59%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	91	17.282388	17.905640	1,577	0.40%	0.95%	1.25%	-3.42%	-3.13%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	20	20.636233	21.380351	408	1.11%	0.95%	1.25%	10.22%	10.56%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	37	18.205746	18.862159	675	5.14%	0.95%	1.25%	11.08%	11.41%
PIMCO Real Return Portfolio-Administrative Class	119	13.398136	13.881219	1,599	2.26%	0.95%	1.25%	3.88%	4.20%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	177	20.154892	21.384528	3,560	1.96%	0.95%	1.25%	4.78%	5.10%
U.S. Real Estate Portfolio-Class I	58	55.313892	58.689191	3,213	1.33%	0.95%	1.25%	5.48%	5.80%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.